Financial Risk Management (Details Textual)		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016	Jan. 01, 2018 USD ($)
Statement Line Items [Line Items]
Debt to equity ratio		0.04	0.08
Foreign exchange risk, currency exposure		$ 3,600,000	$ 5,300,000
Reserve of exchange differences on translation		1,900,000	3,400,000
Total borrowings		539,007,000	965,859,000
Gain (loss) on interest rate risk if market interest rates were higher		(8,200,000)	(8,000,000)
Current trade receivables		$ 1,737,366,000	$ 1,214,060,000			$ 1,214,060,000
Liquid financial assets, percentage		7.00%	11.00%
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		$ 0
Financial liabilities, fair value as a percentage of carrying value		99.30%	99.40%
Reserve of cash flow hedges, continuing hedges		$ (900,000)	$ (200,000)
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		$ 0
UNITED STATES
Statement Line Items [Line Items]
Liquid financial assets, percentage denominated by a specific currency		95.00%	93.00%
Allowance for doubtful accounts - trade receivables [member]
Statement Line Items [Line Items]
Other provisions at end of period		$ 66,500,000	$ 78,400,000
Past due [member]
Statement Line Items [Line Items]
Current trade receivables		368,400,000	230,900,000
Past due up to 15 days [member]
Statement Line Items [Line Items]
Current trade receivables		139,000,000	50,000,000
Past due over 15 days [member]
Statement Line Items [Line Items]
Current trade receivables		229,400,000	180,900,000
Guarantees under credit insurance [member]
Statement Line Items [Line Items]
Current trade receivables		181,700,000	190,700,000
Letter of credit and other bank guarantees [member]
Statement Line Items [Line Items]
Current trade receivables		62,300,000	42,200,000
Other guarantees [member]
Statement Line Items [Line Items]
Current trade receivables		42,200,000	14,100,000
Financial guarantee contracts [member] | Past due [member]
Statement Line Items [Line Items]
Current trade receivables		31,500,000	27,300,000
Fixed interest rate [member]
Statement Line Items [Line Items]
Total borrowings		520,471,000	$ 946,215,000	[1]
Current borrowings		$ 493,000,000
Concentration Risk, percentage	[1]	97.00%	98.00%
Foreign exchange derivatives contracts [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		$ 2,300,000	$ 6,700,000
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		1,900,000	600,000
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Foreign exchange risk, currency exposure		1,300,000	$ 3,700,000
Customer concentration risk [member]
Statement Line Items [Line Items]
Credit exposure		$ 0
Concentration Risk, percentage		0.00%	0.00%		0.00%
Counterparty risk [member]
Statement Line Items [Line Items]
Concentration Risk, percentage		83.00%	71.00%

[1]	Out of the $520 million fixed rate borrowings $493 million are short-term.